Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Xylem Inc.
Entity Central Index Key	0001524472
Document Type	S-4
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer